Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2022
Pledged Assets [Abstract]
Schedule of assets pledged as collateral
8.1 Details of assets pledged as collateral as of December 31, 2021 and 2022, are as follows:

		December 31, 2021
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	Shinhan Banks and others	￦	1,163,138	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		8,689,639	Repurchase agreements
	The Korea Securities Depository and others		9,294,924	Securities borrowing transactions
	Samsung Futures Inc. and others		1,039,656	Derivatives transactions

			19,024,219

Financial assets at fair value through other comprehensive income	The Korea Securities Depository and others		2,048,029	Repurchase agreements
	The Korea Securities Depository and others		1,523,593	Securities borrowing transactions
	The Bank of Korea		2,843,426	Borrowings from the Bank of Korea
	The Bank of Korea		1,249,049	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		709,390	Derivatives transactions

			8,373,487

Securities measured at amortized cost	The Korea Securities Depository and others		494,973	Repurchase agreements
	The Bank of Korea		4,847,855	Borrowings from the Bank of Korea
	The Bank of Korea		3,948,622	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		144,014	Derivatives transactions
	Others		268,767	Others

			9,704,231

Loans	Others		9,659,575	Covered bond and others

Real estate	LGIM COMMERCIAL LENDING Ltd. and others		1,598,553	Borrowings from bank and others

		￦	49,523,203

		December 31, 2022
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	KEB Hana Bank and others	￦	1,263,167	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		3,841,536	Repurchase agreements
	The Korea Securities Depository and others		7,063,541	Securities borrowing transactions
	The Bank of Korea		34,071	Borrowings from the Bank of Korea
	The Bank of Korea		236,832	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		1,131,217	Derivatives transactions

			12,307,197

Financial assets at fair value through other comprehensive income	MERITZ Securities Co., LTD and others		5,625,270	Repurchase agreements
	The Korea Securities Depository and others		1,592,460	Securities borrowing transactions
	The Bank of Korea		5,495,686	Borrowings from the Bank of Korea
	The Bank of Korea		1,782,507	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		1,121,999	Derivatives transactions

			15,617,922

Securities measured at amortized cost	The Korea Securities Depository and others		2,307,499	Repurchase agreements
	The Bank of Korea		4,020,539	Borrowings from the Bank of Korea
	The Bank of Korea		5,047,277	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		327,684	Derivatives transactions
	Korea Exchange and others		896,896	Others

			12,599,895

Loans	Others		12,863,079	Covered bond and others

Real estate	LGIM COMMERCIAL LENDING Ltd. and others		834,003	Borrowings from bank and others

		￦	55,485,263

Schedule of the fair values of collateral available to sell or repledge And Collateral Sold Or repledged
8.2 Fair value of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	6,451,850	￦	—	￦	6,451,850

	December 31, 2022
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,344,424	￦	—	￦	3,344,424